SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives of Assets

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvements	2 to 14 years

Rollforward of Goodwill by Segment

A rollforward of goodwill by segment is as follows:

Total for laboratory services
Balance as of January 1, 2012	$34,701
Goodwill arising from acquisitions	(479)
Impairment recognized	(1,661)
Balance as of December 31, 2012	32,561
Goodwill exchange difference	24
Goodwill divested from deconsolidation of WuXiPRA	(1,498)

Balance as of December 31, 2013	$31,087

Share Based Compensation

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2011	2012	2013
Cost of revenues	3,793	3,905	5,184
Selling and marketing expenses	13	231	168
General and administrative expenses	7,667	10,178	12,523

Total	11,473	14,314	17,875